STOCKHOLDERS' DEFICIT - Common Stock (Details)	12 Months Ended
	Dec. 31, 2023 Vote D $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 26, 2024 shares	Nov. 16, 2023 $ / shares	Nov. 07, 2023 shares	Apr. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares
STOCKHOLDERS' DEFICIT
Common stock, shares authorized	200,000,000	400,000,000					200,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001					$ 0.0001
Common stock, shares issued	24,166,000	45,833,000	45,833,000				127,760,265
Common stock, shares outstanding	24,166,000	45,833,000					24,166,000
Class A common stock subject to possible redemption, outstanding (in shares)								73,259,663
CONCORD ACQUISITION CORP III
STOCKHOLDERS' DEFICIT
Common stock, shares outstanding			3,941,000
Class A common stock subject to possible redemption, outstanding (in shares)					3,941,361
CONCORD ACQUISITION CORP III | Class A common stock
STOCKHOLDERS' DEFICIT
Common stock, shares authorized	200,000,000						200,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001			$ 0.0001
Common stock, votes per share | Vote	1
CONCORD ACQUISITION CORP III | Class A common stock subject to possible redemption
STOCKHOLDERS' DEFICIT
Class A common stock subject to possible redemption, outstanding (in shares)	3,941,361						34,500,000
CONCORD ACQUISITION CORP III | Class A common stock not subject to possible redemption
STOCKHOLDERS' DEFICIT
Common stock, shares issued	8,624,999						0
Common stock, shares outstanding	8,624,999						0
CONCORD ACQUISITION CORP III | Class B common stock
STOCKHOLDERS' DEFICIT
Common stock, shares authorized	20,000,000						20,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, votes per share | Vote	1
Common stock, shares issued	1						8,625,000
Common stock, shares outstanding	1						8,625,000
Restrictions on transfer period of time after business combination completion	1 year
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences	150 days
Stock conversion ratio	1
Ratio to be applied to the stock in the conversion	20.00%
common stock equals or exceeds | $ / shares	$ 12.00
Conversion of stock, shares converted	8,624,299